Trade and Other Receivables - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Other current receivables	$ 123,492	$ 120,450
Non-current other receivables	58,081	12,388
Increase in share-based withholding tax	43,700
Expected credit losses	4,300	700
Boutique Partners, First Party Product Suppliers and Other Suppliers
Disclosure Of Financial Instruments [Line Items]
Other current receivables	$ 123,500	$ 120,500